Loans from Parent and Other Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans From Parent And Other Related Party Transactions
Schedule of Allocated Costs

The Group has incurred certain costs that have been allocated from Rennova. Included in the Condensed Consolidated Statements of Operations are the following allocated costs:

	Three Months Ended June 30,	Three Months Ended June 30,
	2022	2021

Health insurance	$—	$4,011
Rent and utilities	33,411	20,135
Total allocated costs	$33,411	$24,146

	Six Months Ended June 30,	Six Months Ended June 30,
	2022	2021

Health insurance	$—	$11,130
Rent and utilities	62,364	40,136
Total allocated costs	$62,364	$51,266

The Group has incurred certain costs that have been allocated from Rennova. Included in the Consolidated Statements of Operations are the following allocated costs:

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Health insurance	$16,169	$2,825
Rent and utilities	83,429	27,343
Total allocated costs	$99,598	$30,168